Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of fair value of options
For the Year Ended December 31,
2020
Exercise price	$0.01
Term (years)	5.03 – 6.98
Expected stock price volatility	112.2% – 115.2%
Risk-free rate of interest	0.37% – 1.76%

Schedule of stock option information
	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2020	780,640	$0.01	$532,787	9.1
Outstanding as of December 31, 2021	780,640	$0.01	$532,787	8.1
Options vested and exercisable as of December 31, 2021	438,096	$0.01	$299,001	8.1

Schedule of stock-based compensation expense
	For the Years Ended December 31,
	2021	2020
General and administrative	$41,061	$89,555
Research and development	89,080	245,282
Total	$130,141	$334,837